STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Total	Assignees [Member]	General Partner [Member]	Series Seven [Member]	Series Seven [Member] Assignees [Member]	Series Seven [Member] General Partner [Member]	Series Nine [Member]	Series Nine [Member] Assignees [Member]	Series Nine [Member] General Partner [Member]	Series Ten [Member]	Series Ten [Member] Assignees [Member]	Series Ten [Member] General Partner [Member]	Series Eleven [Member]	Series Eleven [Member] Assignees [Member]	Series Eleven [Member] General Partner [Member]	Series Twelve [Member]	Series Twelve [Member] Assignees [Member]	Series Twelve [Member] General Partner [Member]	Series Fourteen [Member]	Series Fourteen [Member] Assignees [Member]	Series Fourteen [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2014	$ (17,722,277)	$ (16,166,104)	$ (1,556,173)	$ 0	$ (84,506)	$ 84,506	$ (6,355,907)	$ (5,957,510)	$ (398,397)	$ (1,642,713)	$ (1,431,373)	$ (211,340)	$ (910,625)	$ (686,834)	$ (223,791)	$ (2,987,950)	$ (2,706,940)	$ (281,010)	$ (5,825,082)	$ (5,298,941)	$ (526,141)
Net income (loss)	4,148,771	4,107,283	41,488	0	0	0	(29,822)	(29,524)	(298)	344,687	341,240	3,447	508,332	503,249	5,083	(10,347)	(10,244)	(103)	3,335,921	3,302,562	33,359
Partners' capital (deficit) at Mar. 31, 2015	(13,573,506)	(12,058,821)	(1,514,685)	0	(84,506)	84,506	(6,385,729)	(5,987,034)	(398,695)	(1,298,026)	(1,090,133)	(207,893)	(402,293)	(183,585)	(218,708)	(2,998,297)	(2,717,184)	(281,113)	(2,489,161)	(1,996,379)	(492,782)
Net income (loss)	1,007,272	997,199	10,073	0	0	0	(89,280)	(88,387)	(893)	(848)	(840)	(8)	474,935	470,186	4,749	354,698	351,151	3,547	267,767	265,089	2,678
Contributions	1,298,874	0	1,298,874	0	0	0	0	0	0	1,298,874	0	1,298,874	0	0	0	0	0	0	0	0	0
Partners' capital (deficit) at Mar. 31, 2016	$ (11,267,360)	$ (11,061,622)	$ (205,738)	$ 0	$ (84,506)	$ 84,506	$ (6,475,009)	$ (6,075,421)	$ (399,588)	$ 0	$ (1,090,973)	$ 1,090,973	$ 72,642	$ 286,601	$ (213,959)	$ (2,643,599)	$ (2,366,033)	$ (277,566)	$ (2,221,394)	$ (1,731,290)	$ (490,104)